DEBT - Disclosure of detailed information about debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year	$ 87,168
Interest payments	(7,568)	$ (3,436)
Debt repayment	(90,000)	0
Balance, end of year	49,591	87,168
Less: current portion	(13,393)	0
Long-term debt	36,198	87,168
Project Financing Facility [Member]
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year	87,168	28,967
Drawdown	0	60,000
Transaction costs amortized	0	(2,066)
Accretion	3,864	266
Interest expense	6,523	3,437
Interest payments	(7,555)	(3,436)
Debt repayment	(90,000)	0
Balance, end of year	0	87,168
Term Facility [Member]
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year	0
Drawdown	50,000	0
Transaction costs amortized	(417)	0
Accretion	8	0
Interest expense	354	0
Interest payments	(354)	0
Balance, end of year	$ 49,591	$ 0